Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	May 31, 2012	May 31, 2011
Cash flows from operating activities
Net loss for the year	(766,330)	(534,184)
Items not affecting cash
Amortization of equipment	1,139	1,497
Exploration expenditures written off		45,815
Mineral properties written off		7,500
Available for sale investment written off		4,024
Gain on sale of equipment		(1,147)
Interest income on related party promissory note	(540)
Loss on sale of mineral property	376,928
Stock-based compensation	1,897	63,775
Changes in non-cash working capital items
Amounts receivable and prepaid expenses	(15,161)	27,021
Accounts payable and accrued liabilities	(23,697)	(4,471)
Advances from (to) related parties	(932)	(11,773)
Net cash flows from operating activities	(426,696)	(401,943)
Cash flows from (used) in investing activities
Deposit paid	(55,300)
Mineral property and deferred exploration expenditures	(45,975)	(221,545)
Proceed on sale of mineral property interest	2,571,500
Sale (purchase) of equipment	(1,301)	2,699
Net cash flows from (used) in investing activities	2,468,924	(218,846)
Cash flows from (used in) financing activities
Convertible loan proceeds (repayment)		(60,000)
Share capital issued for cash	57,500	596,149
Share issuance costs	(4,853)	(23,594)
Net cash flows from (used in) financing activities	52,647	512,555
Effect of exchange rate changes on cash	(54,764)	(130,045)
Increase (decrease) in cash	2,040,111	(238,279)
Cash, beginning of year	19,371	257,650
Cash, end of year	2,059,482	19,371
Supplemental Disclosures
Interest paid		200
Income taxes paid
Non-cash Transactions
Shares issued for mineral properties		39,500